UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora Income Fund (unaudited)
Schedule of Investments
September 30, 2012

	Shares	Value
Traditional Preferred - 7.29%
Bank of New York Mellon - 5.2%	12,000	298,200
Charles Schwab Pfd B - 6%	15,000	393,600
JP Morgan - 5.5%	22,000	547,800
PNC Financial - 5.375%	3,000	74,550
Wells Fargo - 5.2%	14,000	352,800
TOTAL TRADITIONAL PREFERRED (Cost $1,645,896)		1,666,950

Corporate Bond Trust Certificates - 28.7%

Direct Trust Certificates - 16.11%
Aegon - 8%	10,000	269,000
Aspen Insurance - 7.25%	10,000	261,500
Aviva Plc Cap Sec - 8.25%	10,000	278,100
Southern California Edison Trust - 5.625%	12,000	312,960
Citigroup Cap VII - 7.125%	23,000	582,590
General Electric Capital - 6.625%	10,000	267,200
Merrill Lynch - 7.0%	15,000	376,050
Public Storage Pref X - 6.45%	25,500	639,336
Public Storage Pref V - 5.375%	12,000	303,720
Stanley Black & Decker - 5.75%	15,000	395,550
		3,686,006

Third Party Bond Trust Certificates - 12.59%
Corporate-Backed Trust Bristol Myers - 6.8%	29,000	810,260
Strats Tr Goldman Sachs - 7.5%	33,000	462,000
CBTCS Duke - 7.875%	12,400	332,072
Lehman Fed Ex - 7.75%	34,000	391,000
Strats Walmart Stores (b)	5,500	100,925
Preferredplus Trust Verizon - 7.625%	29,000	783,000
		2,879,257.00

TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $6,235,686)		6,565,263

Investment Companies - 35.98%

Closed-End Income Funds - 9.56%
MFS Multimarket Income	100,000	730,000
Strategic Global Income	70,000	785,400
Western Asset Claymore Inflation-Linked Opportunity & Income	50,000	672,500
		2,187,900
Ancora Trust
Ancora Income Fund
Schedule of Investments - continued
September 30, 2012
	Shares	Value

Closed-End Funds, Senior Securities - 26.43%
Gabelli Dividend & Income - 5.875%	31,000	792,980
General American Inv Co Pfd - 5.95%	31,000	806,310
Nuveen North Carolina Premium Income Muni	13,200	132,792
Special Opportunities - 3%	13,500	695,520
Gabelli Equity Trust - 6.20%	22,000	553,960
The GDL Fund - 7.00%	20,000	1,008,400
Royce Micro CapTrust - 6%	30,000	771,300
Tortoise Energy - 3.95%	50,000	510,000
Royce Value Trust - 5.9%	30,000	771,600
		6,042,862

TOTAL INVESTMENT COMPANIES (Cost $7,838,644)		8,230,762

REIT Preferred Shares - 17.46%
Commonwealth Reit - 6.50%, Series D	15,000	352,500
Chesapeake Lodging - 7.75%, Series A	15,000	388,650
Duke Realty Corp - 8.375%, Series O	10,000	256,800
Apollo Coml Real Estate - 8.625%, Series A	20,000	512,000
First Potomac Realty - 7.75%, Series A	8,500	219,487
Winthrop Rlty - 9.25%, Series D	20,000	535,440
Vornado Realty - 5.7%, Series K	12,000	300,600
Kimco Realty - 5.5%, Series J	10,000	248,200
LaSalle Hotel Pptys Pfd - 7.50% Series H	11,000	290,510
Prologis Trust - 6.750%, Series S	25,500	640,178
PS Business Pks - 5.75% Series U	10,000	248,700
TOTAL REIT PREFERRED SHARES (Cost $3,675,061)		3,993,065

Money Market Securities - 8.91%
First American Government Obligations -
Class Y, 0.00% (b) (Cost $2,037,990)	2,037,990	2,037,990

TOTAL INVESTMENTS (Cost$21,433,276) - 98.34%		22,494,029

Other Assets in Excess of Liabilities 1.66%		380,085

TOTAL NET ASSETS - 100%		$ 22,874,114

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate on September 30, 2012.

Ancora Trust
Ancora Equity Fund (unaudited)
Schedule of Investments
September 30, 2012

	Shares	Value
Common Stocks - 80.77%

Airlines - 2.04%
United Continental Holdings (a)	10,000	195,000
		195,000
Basic Materials - 3.01%
The Mosaic Co.	5,000	288,050
		288,050
Energy - 5.10%
Apache	4,000	345,880
Helmerich & Payne	3,000	142,830
		488,710
Financial Services - 10.52%
Ameriprise Financial	5,000	283,450
Bank of New York Mellon	10,000	226,200
JP Morgan Chase	5,000	202,400
Legg Mason	12,000	296,160
		1,008,210

Health Care - 19.88%
Abbott Labratories	5,000	342,800
Baxter International	5,000	301,350
Celgene	6,500	496,600
Novartis	3,000	183,780
Pfizer	15,000	372,750
Teva Pharmaceutical Industries ADR	5,000	207,050
		1,904,330

Industrial Goods - 4.70%
Corning	20,000	263,000
ABB Ltd (a) (c)	10,000	187,000
		450,000

Machinery and Equipment - 5.46%
Parker Hannifan	3,000	250,740
General Electric	12,000	272,520
		523,260

Ancora Trust
Ancora Equity Fund
Schedule of Investments - continued
September 30, 2012

Common Stocks - 80.77% Continued	Shares	Value

Entertainment & Media - 2.73%
Walt Disney	5,000	261,400
		261,400

Technology - 27.35%
EMC (a)	20,000	545,400
Ebay (a)	5,000	241,850
Cisco Systems	10,000	190,950
Intel	5,000	113,275
International Business Machines	2,000	414,900
International Game Technology	15,000	196,350
Microsoft	7,000	208,320
Xerox	30,000	220,200
Qualcomm	5,000	312,350
Thermo Fisher Scientific (a)	3,000	176,490
		2,620,085

TOTAL COMMON STOCKS (Cost $6,229,151)		7,739,045

Investment Companies - 11.66%
Reaves Utility Income	5,000	126,400
Boulder Total Return	28,000	504,000
Tri Continental	30,000	486,600

TOTAL INVESTMENT COMPANIES (Cost $807,033)		1,117,000

Money Market Securities - 7.74%
First American Government Obligations -
Class Y, 0.00% (a) (b) (Cost $741,323)	741,323	741,323

TOTAL INVESTMENTS (Cost $7,777,507) 100.17%		$ 9,597,368

Other Liabilities in Excess of Assets -0.17%		(16,291)

TOTAL NET ASSETS - 100.00%		$ 9,581,076

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on September 30, 2012.
(c) ADR - American Depository Receipt

Ancora Trust
Ancora Special Opportunity Fund (unaudited)
Schedule of Investments
September 30, 2012

	Shares	Value
Common Stocks - 66.77%

Entertainment & Media -5.47%
Gannett	17,000	301,750
Lakes Entertainment (a)	64,000	136,320
		438,070
Energy -2.12%
StealthGas (a)	25,000	169,750
		169,750

Financial -10.72%
Citigroup	10,000	327,200
Direct Markets Holdings (a)	25,000	525
PVF Capital (a) (c) (e)	200,000	422,000
TFS Financial (a)	12,000	108,840
		858,565

Healthcare - 15.95%
Albany Molecular Research (a)	125,000	433,750
Pfizer	15,000	372,750
Safeguard Scientific (a)	30,000	470,700
		1,277,200

Homeland Security - 9.94%
Mace Security International (a) (c) (d)	2,570,000	591,100
Lakeland Industries (a)	34,500	205,275
		796,375

Industrial Goods - 2.85%
Conrad Inds	4,000	70,000
Continential Materials (a)	12,500	158,250
		228,250

Materials -10.07%
Ferro (a)	30,000	102,900
OM Group (a)	20,000	370,800
Cliffs Natural Resources	8,500	332,605
		806,305

REIT - 6.40%
Commonwealth Reit	27,000	393,120
		393,120

Technology - 4.39%
Active Power (a)	100,000	80,000
Yahoo (a)	17,000	271,575
		351,575

Miscellaneous - 0.36%
Contra SoftBrands (a)	40,000	-
REMEC (a) (c)	343,500	28,511
		28,511

TOTAL COMMON STOCKS (Cost $5,133,312)		5,347,721

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments - continued
September 30, 2012

Closed-End Investment Companies - 22.98%
Boulder Growth & Income	50,000	327,500
The GDL Fund	27,000	318,870
New Ireland Fund	20,000	170,000
Eaton Vance Risk Managed Equity	35,000	368,550
Madison Claymore Covered Call & Equity Strategy	11,000	87,120
Renn Global Entrepreneurs (a)	62,000	98,580
Special Opportunities Fund	30,000	469,800

TOTAL INVESTMENT COMPANIES (Cost $1,708,376)		1,840,420

Money Market Securities - 11.43%
First American Government Obligations -
Class Y, 0.00% (a) (b) (Cost $915,689)	915,689	915,689
		915,689

TOTAL INVESTMENTS (Cost $7,757,377) 101.18%		8,103,829.54

Liabilities -1.18%		(94,429)

TOTAL NET ASSETS - 100.00%		$ 8,009,401

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on September 30, 2012.
(c) Fund, Advisor, and other related entities own more than 5% of security.
(d) The Ancora Fund Chairman serves on the Board of Directors for this company.
(e) The CEO of Ancora Advisors serves on the Board of Directors for this company.

Ancora Trust
Ancora MicroCap Fund (unaudited)
Schedule of Investments
September 30, 2012

	Shares	Value
Common Stocks - 86.21%

Basic Materials - 5.64%
Insteel Industries, Inc.	6,500	76,245
Landec Corp (a)	16,000	183,200
Penford Corp. (a)	17,500	130,900
Zoltek Companies, Inc. (a)	4,500	34,605
		424,950

Consumer Products & Services - 22.04%
A.T. Cross Co. Class-A (a)	4,664	46,500
Christopher & Banks	20,206	70,923
Callaway Golf Co.	35,000	214,900
Cobra Electronics Corp. (a)	30,000	152,100
Courier Corp.	10,000	122,200
Educational Development	2,000	7,780
Emerson Radio (a)	38,121	77,801
Hooker Furniture	5,000	64,950
John B Sanfilippo & Son (a)	10,549	137,348
Kid Brands (a)	60,000	91,800
Kimball International, Inc. Class-B	15,000	183,300
Lakeland Industries, Inc. (a)	21,712	129,186
Luby's Inc (a)	20,000	134,600
Mace Security International (a) (c) (d)	150,000	34,500
Natuzzi, S.P.A. ADR (a)	32,771	73,735
Stanley Furniture Co. Inc. (a)	22,879	111,421
Tandy Brands Accessories, Inc. (a)	4,728	6,714
		1,659,758

Corporate Services - 5.29%
RCM Technologies, Inc. (a)	10,980	60,718
Iteris, Inc. (a)	65,000	98,150
Hawaiian Holdings, Inc. (a)	20,000	111,800
Heidrick & Struggles	6,000	76,440
Nash Finch	2,500	51,050
		398,158

Energy - 2.71%
Goodrich Petroleum Corp (a)	6,000	75,840
Vaalco Energy, Inc. (a)	15,000	128,250
		204,090

Financial - 10.61%
Presidential Life Corp	12,074	168,191
Phoenix Companies (a)	1,250	38,338
Trustco Bank (a)	15,000	85,650
State Auto Financial Corp	7,500	122,925
Boston Private Financial Holdings Inc.	10,000	95,900
FBR & Co (a)	30,000	92,700
LNB Bancorp	10,000	60,900
MVC Capital Inc.	7,000	89,740
PVF Capital Corp (a) (e)	21,100	44,521
		798,864

Ancora Trust
Ancora MicroCap Fund
Schedule of Investments - continued
September 30, 2012

Common Stocks - 86.21% Continued	Shares	Value

Healthcare - 12.55%
Albany Molecular Research, Inc. (a)	50,000	173,500
Cryolife, Inc. (a)	12,047	80,956
Digirad Corp. (a)	35,442	73,365
Heska Corp. (a)	9,970	89,929
Invacare	4,000	56,560
Lannett Co., Inc. (a)	22,395	108,168
Medical Action Industries Inc (a)	24,002	83,767
RTI Biologics Inc (a)	25,000	104,500
Syneron Medical Ltd (a)	10,044	97,929
Theragenics Corp. (a)	44,878	76,293
		944,967

Machinery & Equipment - 7.08%
Deswell Industries, Inc.	22,500	62,100
FreightCar America	4,500	80,055
Lawson Products, Inc.	11,040	76,397
Lydall, Inc. (a)	12,500	176,125
Material Sciences Corp. (a)	10,000	91,400
Perceptron, Inc. (a)	7,500	46,875
		532,952

Technology - 19.30%
Accelrys, Inc. (a)	7,802	67,565
Amtech Systems, Inc. (a)	11,360	37,602
AuthenTec, Inc (a)	20,000	160,300
Axcelis Technologies, Inc. (a)	80,000	84,000
Aviat Networks, Inc. (a)	70,000	166,600
AXT Inc. (a)	27,500	92,950
BTU International, Inc. (a)	28,170	61,974
Digital Ally, Inc. (a)	4,544	15,631
Frequency Electronics, Inc. (a)	13,048	114,802
iGo, Inc (a)	60,718	23,109
Imation Corp. (a)	32,590	182,178
Kopin Corp. (a)	12,500	47,000
Leadis Technology, Inc. (a)	33,812	5,072
Neutral Tandem Inc (a)	4,000	37,560
Hawaiian Telecom (a)	4,000	70,920
Rimage Corp.	8,500	57,375
Planar Systems (a)	2,600	3,510
Sillicon Graphics International Corp. (a)	8,000	72,800
Sillicon Image, Inc. (a)	13,500	61,695
Trio-Tech International (a)	13,322	18,919
Vicon Industries, Inc. (a)	15,550	46,650
WPCS International Inc. (a)	55,000	24,805
		1,453,017

Transportation - 1.00%
Frozen Food Express Industries (a)	24,325	48,407
Euroseas Ltd	24,000	26,880
		75,287

TOTAL COMMON STOCKS (Cost $5,672,791)		6,492,042

Money Market Securities - 13.99%
First American Government Obligations -	1,053,240	1,053,240
Class Y, 0.00% (a) (b) (Cost $1,053,240)

TOTAL INVESTMENTS (Cost $6,726,030) 100.2%		$ 7,545,282

Liabilities in Excess of Other Assets -0.20%		(15,173)

TOTAL NET ASSETS - 100.00%		$ 7,530,109

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on September 30, 2012.
(c) Fund, Advisor, and other related entities own more than 5% of security.
(d) The Ancora Funds Chairman and Portfolio Manager both serve on the Board of Directors for this company.
(e) The CEO of Ancora Advisors serves on the Board of Directors for this company.
ADR - American Depository Receipt

Federal Income Tax Note (unaudited)

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, net investment losses and capital loss carryovers.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2012 are noted below.

Portfolio	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
Ancora Income Portfolio	$ 21,433,275	$ 1,130,272	$ (69,518)	$ 1,060,754
Ancora Equity Portfolio	$7,777,506	$2,144,172	$(324,311)	$1,819,861
Ancora Special Opportunities Portfolio	$7,757,376	$1,176,421	$(829,968)	$346,453
Ancora MicroCap Portfolio	$6,726,030	$1,744,485	$(925,234)	$819,251

Security Valuation Note (audited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's assets carried at fair value:

Ancora Income Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 22,874,114	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 22,874,114	- 0 -

Ancora Equity Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 9,581,076	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 9,581,076	- 0 -

Ancora Special Opportunities Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 8,009,401	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 8,009,401	- 0 -

Ancora MicroCap Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 7,530,109	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 7,530,109	- 0 -

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

     Richard A. Barone

     Chairman and Treasurer

Date: November 13, 2012